Quarterly portfolio holdings
John Hancock
Preferred Income Fund
Closed-end fixed income
April 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 4-30-25 (unaudited)
	Shares	Value
Preferred securities (A) 88.9% (55.3% of Total investments)		$366,900,822
(Cost $400,615,194)
Communication services 5.7%		23,683,065
Wireless telecommunication services 5.7%
Telephone & Data Systems, Inc., 6.000%	385,925	7,166,627
Telephone & Data Systems, Inc., 6.625% (B)	259,750	5,410,593
U.S. Cellular Corp., 5.500%	68,050	1,494,378
U.S. Cellular Corp., 5.500%	120,650	2,676,017
U.S. Cellular Corp., 6.250%	293,875	6,935,450
Consumer discretionary 0.6%		2,361,952
Broadline retail 0.6%
QVC Group, Inc., Series A, 8.000%	60,200	1,641,052
QVC, Inc., 6.250%	81,000	720,900
Financials 62.3%		257,003,688
Banks 23.8%
Bank of America Corp., 5.000% (B)(C)	111,200	2,258,472
Bank of America Corp., 6.450% (B)	118,075	3,002,647
Bank of America Corp., 7.250% (B)(C)	8,500	9,945,680
Bank of Hawaii Corp., 8.000% (B)	116,850	2,978,507
Citigroup Capital XIII, 10.911% (3 month CME Term SOFR + 6.632%) (B)(D)	384,725	11,464,805
Citizens Financial Group, Inc., 7.375%	253,375	6,656,161
Fifth Third Bancorp, 6.000% (B)	223,693	5,453,635
First Citizens BancShares, Inc., 5.375%	94,346	1,958,623
Fulton Financial Corp., 5.125% (B)	140,075	2,618,002
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	180,875	4,570,711
KeyCorp, 5.650%	194,650	4,264,782
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	32,500	820,950
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	95,550	2,343,842
M&T Bank Corp., 7.500%	192,500	5,137,825
Pinnacle Financial Partners, Inc., 6.750%	105,600	2,576,640
Regions Financial Corp., 4.450% (B)(C)	172,900	3,037,853
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	169,325	4,233,125
Synovus Financial Corp., 7.893% (3 month CME Term SOFR + 3.614%) (B)(D)	34,275	851,391
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(D)	176,350	4,495,162
Truist Financial Corp., 4.750% (B)	161,950	3,093,245
U.S. Bancorp, 5.500% (B)(C)	119,125	2,652,914
Wells Fargo & Company, 7.500% (B)(C)	9,500	11,039,000
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	2,873,940
Capital markets 10.2%
Affiliated Managers Group, Inc., 6.750% (B)	261,450	6,193,751
Brookfield Finance, Inc., 4.625% (B)	197,675	3,067,916
Carlyle Finance LLC, 4.625% (B)	37,226	629,492
KKR & Company, Inc., 6.250% (B)	47,950	2,298,244
Morgan Stanley, 6.375% (B)	165,000	4,006,200
Morgan Stanley, 6.500% (B)	186,200	4,671,758
Morgan Stanley, 6.625% (B)	100,525	2,527,199
Morgan Stanley, 6.875% (B)	117,225	2,942,348
Morgan Stanley, 7.125% (B)	253,999	6,400,775
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (B)	126,475	3,177,052
TPG Operating Group II LP, 6.950% (B)(C)	251,725	6,026,297
Consumer finance 2.4%
Navient Corp., 6.000%	239,227	4,210,395
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	228,225	5,758,117
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 5.6%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	287,150	$7,623,833
Corebridge Financial, Inc., 6.375% (B)	189,600	4,523,856
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	951,200
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	70,825	1,837,909
KKR Group Finance Company IX LLC, 4.625% (B)	312,800	5,395,800
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	108,750	2,566,500
Insurance 20.3%
AEGON Funding Company LLC, 5.100% (B)(C)	324,625	6,531,455
American Financial Group, Inc., 5.125% (B)	153,425	2,902,801
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	185,375	4,664,035
American National Group, Inc., 7.375% (B)	225,350	5,615,722
Aspen Insurance Holdings, Ltd., 7.000% (B)	190,550	4,493,169
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	330,000	7,735,200
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)	365,400	9,175,194
Brighthouse Financial, Inc., 6.600% (B)	328,590	6,581,658
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	36,475	777,647
F&G Annuities & Life, Inc., 7.300% (B)	168,250	3,942,098
F&G Annuities & Life, Inc., 7.950% (B)	208,725	5,337,098
Lincoln National Corp., 9.000% (B)	249,075	6,754,914
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)(C)	350,150	8,991,852
RenaissanceRe Holdings, Ltd., 4.200% (B)	231,900	3,624,597
The Allstate Corp., 7.375% (B)	104,075	2,760,069
Unum Group, 6.250% (B)	162,500	3,979,625
Industrials 1.0%		4,250,396
Trading companies and distributors 1.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%) (B)	167,141	4,250,396
Information technology 1.1%		4,554,420
Software 0.7%
MicroStrategy, Inc., 10.000% (B)	29,400	2,694,510
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company, 7.625% (B)	37,050	1,859,910
Real estate 2.3%		9,589,006
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	199,050	3,642,615
Office REITs 0.6%
Vornado Realty Trust, 5.400%	148,600	2,600,500
Specialized REITs 0.8%
Public Storage, 4.625% (B)	177,125	3,345,891
Utilities 15.9%		65,458,295
Electric utilities 7.6%
Duke Energy Corp., 5.750%	283,350	7,069,583
NextEra Energy, Inc., 7.234% (B)	92,050	3,904,761
NextEra Energy, Inc., 7.299% (B)	35,150	1,630,609
NSTAR Electric Company, 4.780%	15,143	1,156,925
PG&E Corp., 6.000% (B)	60,400	2,626,796
SCE Trust VI, 5.000%	131,700	2,155,929
SCE Trust VII, 7.500%	239,125	5,511,831
SCE Trust VIII, 6.950% (B)	151,250	3,316,913
The Southern Company, 4.950% (B)	109,775	2,200,989
The Southern Company, 6.500% (B)	68,700	1,753,911
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Gas utilities 0.4%
Spire, Inc., 5.900%	63,275	$1,515,436
Multi-utilities 7.9%
Algonquin Power & Utilities Corp., 8.552% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(D)(F)	215,055	5,408,633
CMS Energy Corp., 5.625% (B)	225,000	4,761,000
CMS Energy Corp., 5.875% (B)	129,425	2,848,644
CMS Energy Corp., 5.875% (B)(C)	335,050	7,471,615
DTE Energy Company, Series E, 5.250% (B)	240,000	5,080,800

Sempra, 5.750% (B)	338,000	7,043,920
Common stocks 0.9% (0.5% of Total investments)		$3,449,776
(Cost $3,668,382)
Utilities 0.9%		3,449,776
Multi-utilities 0.9%
Algonquin Power & Utilities Corp. (B)	641,224	3,449,776

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 68.8% (42.8% of Total investments)				$283,980,988
(Cost $283,562,737)
Communication services 2.1%				8,924,182
Diversified telecommunication services 0.6%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%) (B)(C)	6.875	09-15-55	2,700,000	2,696,842
Wireless telecommunication services 1.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	6,250,000	6,227,340
Consumer discretionary 2.1%				8,578,237
Automobiles 1.3%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	5,825,000	5,474,252
Broadline retail 0.8%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	3,300,000	3,103,985
Consumer staples 0.2%				768,197
Food products 0.2%
Land O’ Lakes, Inc. (F)(G)	8.000	07-16-25	835,000	768,197
Energy 9.1%				37,564,762
Oil, gas and consumable fuels 9.1%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%) (B)(C)	7.200	06-27-54	2,500,000	2,484,844
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(C)	7.375	01-15-83	2,163,000	2,169,208
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(C)	8.500	01-15-84	5,849,000	6,304,579
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(C)(F)	6.625	02-15-28	6,601,000	6,337,075
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(C)(F)	7.125	05-15-30	9,149,000	9,015,959
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (G)	7.500	03-01-55	4,236,000	4,163,653
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (F)(G)	9.000	09-30-29	8,248,000	7,089,444
Financials 35.3%				145,545,889
Banks 22.5%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	4,000,000	4,518,764
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(F)	6.125	04-27-27	2,800,000	2,793,042
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (F)	6.625	05-01-30	4,906,000	4,908,259
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	4,000,000	4,366,640
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)(F)	6.950	02-15-30	2,800,000	2,742,943
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	5,750,000	5,821,530
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	6,570,000	6,746,280
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(F)	7.703	07-06-25	7,500,000	$7,376,693
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(C)(F)	4.250	01-01-27	4,300,000	4,077,934
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(F)	6.450	10-01-27	5,250,000	5,222,464
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	4,700,000	4,703,168
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(C)(F)	6.875	06-01-29	4,575,000	4,712,685
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	1,945,000	1,879,878
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	3,400,000	3,656,064
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(C)	8.625	10-27-82	6,345,000	6,559,710
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(C)(F)	6.000	05-15-27	5,915,000	5,850,279
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(F)	6.200	09-15-27	6,706,000	6,701,581
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29	3,750,000	3,790,905
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (F)	7.625	09-15-28	6,174,000	6,499,462
Capital markets 6.5%
Deutsche Bank AG (4.789% to 4-30-25, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.358%) (F)	4.789	04-30-25	800,000	792,000
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(C)(F)	6.700	03-15-29	4,445,000	4,460,691
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(C)(F)	6.300	03-20-30	4,713,000	4,733,855
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (F)	6.125	11-10-34	4,020,000	3,790,185
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(C)(F)	7.500	02-10-29	7,495,000	7,760,563
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,169,000	5,271,155
Consumer finance 0.8%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)(C)(F)	6.125	06-23-25	3,050,000	3,044,475
Financial services 0.7%
Voya Financial, Inc. (F)	7.758	09-15-28	2,865,000	2,905,268
Insurance 4.8%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)(C)(G)	7.950	10-15-54	4,000,000	4,062,076
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%) (B)(C)	6.650	09-15-55	3,050,000	2,955,364
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	7,350,000	6,431,990
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-30	6,786,000	6,409,986
Health care 0.8%				3,333,052
Health care providers and services 0.8%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	3,295,000	3,333,052
Industrials 1.0%				4,094,949
Trading companies and distributors 1.0%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (F)	6.000	09-24-29	4,375,000	4,094,949
Real estate 0.8%				3,203,751
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	3,259,000	3,203,751
Utilities 17.4%				71,967,969
Electric utilities 6.6%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	3,365,000	3,236,574
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	2,772,000	2,452,237
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(C)	7.125	12-01-54	3,750,000	3,770,381
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	3,000,000	3,013,371
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (B)(C)	6.500	03-15-55	2,125,000	2,112,692
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(F)(G)	10.250	03-15-28	6,760,000	7,405,895
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	5,322,000	5,166,545
Gas utilities 2.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)(C)(G)	7.200	10-15-54	4,670,000	4,560,799
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	5,350,000	5,202,843
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 5.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)(C)	7.600	01-15-55	6,864,000	$6,782,062
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)(F)(G)	8.000	10-15-26	5,862,000	5,991,304
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)(F)(G)	8.875	01-15-29	8,533,000	8,978,650
Multi-utilities 3.2%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(C)	6.850	02-15-55	4,325,000	4,318,627
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(C)	6.500	06-01-55	3,386,000	3,301,150
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%) (B)(C)	6.375	03-31-55	1,500,000	1,463,403
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(C)	6.400	10-01-54	2,500,000	2,280,230

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(C)	6.875	10-01-54	2,000,000	1,931,206
Convertible bonds 0.6% (0.3% of Total investments)				$2,394,315
(Cost $1,925,000)
Utilities 0.6%				2,394,315
Electric utilities 0.6%

TXNM Energy, Inc. (B)(G)	5.750	06-01-54	1,925,000	2,394,315

Capital preferred securities (H) 1.3% (0.8% of Total investments)				$5,326,086
(Cost $6,457,350)
Financials 1.3%				5,326,086
Insurance 1.3%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(C)(G)	7.875	12-15-37	4,940,000	5,326,086

	Yield (%)	Shares	Value
Short-term investments 0.5% (0.3% of Total investments)			$2,013,919
(Cost $2,013,946)
Short-term funds 0.5%			2,013,919
John Hancock Collateral Trust (I)	4.2081(J)	201,328	2,013,919

Total investments (Cost $698,242,609) 161.0%	$664,065,906
Other assets and liabilities, net (61.0%)	(251,476,460)
Total net assets 100.0%	$412,589,446

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-25 was $420,419,989.
(C)	All or a portion of this security is on loan as of 4-30-25, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $198,983,662.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $73,546,195 or 17.8% of the fund’s net assets as of 4-30-25.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-25.
The fund had the following country composition as a percentage of total investments on 4-30-25:
United States	88.6%
Canada	7.6%
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Bermuda	1.4%
Other countries	2.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	129,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(918,540)	$(918,540)
Centrally cleared	64,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(286,178)	(286,178)
Centrally cleared	32,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(478,363)	(478,363)
								—	$(1,683,081)	$(1,683,081)

(a)	At 4-30-25, the overnight SOFR was 4.410%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$23,683,065	$23,683,065	—	—
Consumer discretionary	2,361,952	2,361,952	—	—
Financials	257,003,688	257,003,688	—	—
Industrials	4,250,396	4,250,396	—	—
Information technology	4,554,420	4,554,420	—	—
Real estate	9,589,006	9,589,006	—	—
Utilities	65,458,295	64,301,370	$1,156,925	—
Common stocks	3,449,776	3,449,776	—	—
Corporate bonds	283,980,988	—	283,980,988	—
Convertible bonds	2,394,315	—	2,394,315	—
Capital preferred securities	5,326,086	—	5,326,086	—
Short-term investments	2,013,919	2,013,919	—	—
Total investments in securities	$664,065,906	$371,207,592	$292,858,314	—
Derivatives:
Liabilities
Swap contracts	$(1,683,081)	—	$(1,683,081)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	201,328	$2,633,922	$144,826,219	$(145,450,241)	$3,934	$85	$222,207	—	$2,013,919
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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